DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	2018	2017
Total debt, net of deferred finance charges	1,272,350	1,371,034
Less: Current portion of long-term debt due to third parties, net of deferred finance charges	(75,451)	(118,850)
Long-term debt, net of deferred finance charges	1,196,899	1,252,184

Schedule of Maturities of Long-term Debt
Our outstanding debt as of December 31, 2018 is repayable as follows:

Year Ending December 31, (in thousands of $)
2019	78,585
2020	229,592
2021	768,568
2022	57,431
2023	12,816
2024 and thereafter	136,108
Total debt	1,283,100
Less: deferred finance charges	(10,750)
Total debt, net deferred finance charges	1,272,350

Schedule of Long-term Debt Instruments
As of December 31, 2018 and 2017, the maturity dates for our total debt were as follows:

(in thousands of $)	2018	2017	Maturity date
$800 million credit facility	595,000	672,000	2021
2015 Norwegian Bonds	150,000	150,000	2020
2017 Norwegian Bonds	250,000	250,000	2021
NR Satu Facility	88,863	103,500	2022
Eskimo SPV Debt	199,237	212,084	2025
Total debt	1,283,100	1,387,584
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* This represents the total loan facility drawn down by the subsidiary of CMBL, which we consider to be a VIE. We determined that we are the primary beneficiary of this VIE as we are expected to absorb the majority of the VIEs’ losses and residual gains associated with the vessel sold and leased backed from the subsidiary of CMBL. Accordingly, the VIE and its related loan facilities are consolidated in our results. In consolidating this VIE, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIE’s debt principal; and (iii) the VIE’s application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited financial statements of the lessor VIE, we make a true-up adjustment for any material differences. See note 5.